General Information (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 170,044,602	$ 134,033,183		$ 192,554,239	$ 214,774,876
Trade and other current receivables	286,213,598	280,788,133
Accounts receivable from related parties	5,810,764	3,536,135
Inventories	201,987,891	199,311,538
Other non-financial assets	15,834,225	15,861,294
As of January	77,032,480	77,934,155		71,868,007
Goodwill	94,617,474	96,926,551	$ 99,490,372
Property, plant and equipment (net)	917,913,428	904,104,722		$ 872,667,210
Other non-financial assets	5,431,635	4,727,722
Trade and other current payables	281,681,553	259,739,479
Deferred tax liabilities	94,350,111	86,815,458
Non-controlling interests	$ 125,751,551	123,357,563
Previously stated [member]
Cash and cash equivalents		133,789,950
Trade and other current receivables		280,766,784
Accounts receivable from related parties		3,523,825
Inventories		199,290,678
Other non-financial assets		15,859,137
As of January		77,678,850
Goodwill		96,663,023
Property, plant and equipment (net)		903,831,702
Other non-financial assets		5,369,211
Trade and other current payables		259,677,852
Deferred tax liabilities		86,789,951
Non-controlling interests		122,994,424
Reclassification Adjustments [Member]
Cash and cash equivalents		243,233
Trade and other current receivables		21,349
Accounts receivable from related parties		12,310
Inventories		20,860
Other non-financial assets		2,157
As of January		255,305
Goodwill		263,528
Property, plant and equipment (net)		273,020
Other non-financial assets		(641,489)
Trade and other current payables		61,627
Deferred tax liabilities		25,507
Non-controlling interests		$ 363,139